Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Basic and Diluted (Loss) Earnings Per Share
The net loss available for common shareholders and loss per common share presented in the table below includes the results of operations of the Entities under Common Control which were not purchased solely with cash (note 4):

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	$	$	$	$
Net loss	(17,484)	(22,380)	(64,050)	(56,144)

Weighted average number of common shares – basic (1)	268,558,556	179,224,094	268,470,804	178,853,698
Dilutive effect of stock-based awards	—	—	—	—
Weighted average number of common shares – diluted (1)	268,558,556	179,224,094	268,470,804	178,853,698

Loss per common share:
– Basic	(0.07)	(0.12)	(0.24)	(0.31)
– Diluted	(0.07)	(0.12)	(0.24)	(0.31)

(1)
The weighted-average number of common shares outstanding for periods prior to May 2017 has been retroactively adjusted to include approximately 13.8 million shares of the Company's Class B common stock issued to Teekay as consideration for the acquisition of 50% of TTOL in May 2017.